Derivative Instruments Credit Rating Downgrade Scenarios (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Description Of Credit Risk Related Contingent Features [Line Items]
Unrealized loss On Derivatives	$ 22,300
Maturity of Credit Risk Derivatives	Mar. 31, 2020
Moody's, A3 Rating [Member]
Description Of Credit Risk Related Contingent Features [Line Items]
With Adequate Assurance Calls	$ 0
Without Adequate Assurance Calls	0
Moody's, Baa1 Rating [Member]
Description Of Credit Risk Related Contingent Features [Line Items]
With Adequate Assurance Calls	0
Without Adequate Assurance Calls	0
Moody's, Baa2 Rating [Member]
Description Of Credit Risk Related Contingent Features [Line Items]
With Adequate Assurance Calls	0
Without Adequate Assurance Calls	0
Moody's, Baa3 Rating [Member]
Description Of Credit Risk Related Contingent Features [Line Items]
With Adequate Assurance Calls	(5,428)
Without Adequate Assurance Calls	(5,428)
Speculative [Member]
Description Of Credit Risk Related Contingent Features [Line Items]
With Adequate Assurance Calls	(15,422)
Without Adequate Assurance Calls	$ (11,594)